Goodwill (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Goodwill (Details) [Line Items]
Goodwill impairment	¥ 7,276,957	$ 1,115,260
Shenzhen Kuxuanyou [Member]
Goodwill (Details) [Line Items]
Goodwill, description	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 13,472,754) was allocated to goodwill.	Beijing WiMi acquired Shenzhen Kuxuanyou in 2015 to acquire 100% of the capital stock of Shenzhen Kuxuanyou for an aggregate consideration of RMB 113.0 million (approximately USD 16.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 87,908,370 (USD 13,472,754) was allocated to goodwill.
Shenzhen Yidian [Member]
Goodwill (Details) [Line Items]
Goodwill, description	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 21,005,738) was allocated to goodwill.	Beijing WiMi acquired Shenzhen Yidian in 2015 to acquire 100% of the capital stock of Shenzhen Yidian for an aggregate consideration of RMB 168.0 million (approximately USD 24.5 million). The excess fair value of consideration over the identifiable assets acquired of RMB 137,060,340 (USD 21,005,738) was allocated to goodwill.
Shenzhen Yitian [Member]
Goodwill (Details) [Line Items]
Goodwill, description	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 24,673,214) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 10,421,615) was recognized for the year ended December 31, 2016.	Beijing WiMi acquired Shenzhen Yitian in 2015 to acquire 100% of the capital stock of Shenzhen Yitian for an aggregate consideration of RMB 192.0 million (approximately USD 28.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 160,990,256 (USD 24,673,214) was allocated to goodwill. Impairment loss of RMB 68,000,000 (USD 10,421,615) was recognized for the year ended December 31, 2016.
Skystar [Member]
Goodwill (Details) [Line Items]
Goodwill, description	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 32,057,115 (USD 4,913,042) was allocated to goodwill. Impairment loss of RMB 7,276,957 (USD 1,115,260) was recognized for the year ended December 31, 2020.	Micro Beauty acquired Skystar in 2017 to acquire 100% of the capital stock of Skystar for an aggregate consideration of RMB 58,450,000 (approximately USD 9.0 million). The excess fair value of consideration over the identifiable assets acquired of RMB 32,057,115 (USD 4,913,042) was allocated to goodwill. Impairment loss of RMB 7,276,957 (USD 1,115,260) was recognized for the year ended December 31, 2020.
Fe-da Electronics [Member]
Goodwill (Details) [Line Items]
Goodwill, description	VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104,646,044 (approximately USD 15.3 million). The excess fair value of consideration over the identifiable assets acquired of RMB 53,099,316 (USD 8,137,951 million) was allocated to goodwill.	VIYI acquired Fe-da Electronics in 2020 to acquire 100% of the capital stock of Fe-da Electronics for a net consideration of approximately RMB 104,646,044 (approximately USD 15.3 million). The excess fair value of consideration over the identifiable assets acquired of RMB 53,099,316 (USD 8,137,951 million) was allocated to goodwill.